S000031364 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	176 Months Ended	217 Months Ended	591 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000097504 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	2.27%		1.48%
Performance Inception Date							Oct. 06, 1975
C000097509 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.11%	2.30%		1.55%
Performance Inception Date						Dec. 11, 2006
C000097511 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	2.27%		1.48%
Performance Inception Date					Apr. 30, 2010
C000173885 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	2.33%		1.57%
Performance Inception Date			Mar. 01, 2017